Cover	Nov. 22, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	001-40085
Entity Registrant Name	Tailwind International Acquisition Corp.
Entity Central Index Key	0001835881
Entity Tax Identification Number	98-1211987
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	150 Greenwich Street, 29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	266-0085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one redeemable warrant
Trading Symbol	TWNI.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	TWNI
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TWNI WS
Security Exchange Name	NYSE